Paras Madho
Manager
Securities Operations

[redacted]

CERTNYS

06066463

NYSE

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32482

RECD S.E.C.
APR 28, 2006
1088

April 28, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SILVER WHEATON CORP., Common Shares, no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 28, 2006. Tentative listing date – May 2, 2006.

Sincerely,

Parak Madho

PROCESSED
APR 24 2007
THOMSON
FINANCIAL

END